CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Research and development	$ 799,612	$ 320,986	$ 2,237,956	$ 329,966
General and administrative	1,411,596	1,194,081	4,394,622	4,362,557
Total operating expenses	2,211,208	1,515,067	6,632,578	4,692,523
Operating loss	(2,211,208)	(1,515,067)	(6,632,578)	(4,692,523)
Other expense (income)
Change in fair value of derivative liabilities	35,903	12,820,618	(9,734,759)	6,503,174
Fair value of derivative liabilities in excess of proceeds		(322,644)	322,644	7,174,634
Financing transaction costs				(137,192)
Loss on extinguishment of debt - related party			725,425	590,392
Interest expense	166,355	116,063	1,000,713	94,763
Interest income			(26)	(84)
Total other expense, net	(130,452)	13,259,325	(7,686,003)	14,500,071
Income (loss) before income taxes			1,053,425	(19,192,594)
Provision for income taxes			1,600	1,642
Net loss and comprehensive loss	$ (2,341,660)	$ (14,774,392)	$ 1,051,825	$ (19,194,236)
Loss per common share:
Basic (in dollars per share)	$ (0.01)	$ (0.11)	$ 0.01	$ (0.16)
Diluted (in dollars per share)	$ (0.01)	$ (0.11)	$ (0.05)	$ (0.16)
Weighted average shares of common stock outstanding used to compute loss per share:
Basic	182,256,966	132,729,246	135,154,931	121,154,334
Diluted (in shares)	183,737,415	132,729,246	169,560,265	121,154,334